13. Goodwil (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 13, 2017
Goodwill	$ 651	$ 683	$ 0
Impairment charges on goodwill	0	0	$ 65,223
Heliostixio [Member]
Goodwill	$ 651	$ 683		$ 683